Segment Information	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 12 – Segment Information

The chief operating decision maker (“CODM”) is the Company’s CEO. Neither the CODM nor the Company’s directors receive disaggregated financial information about the locations in which research and development is occurring. Therefore, the Company considers that it has only one reporting segment.

The following table presents the Company’s tangible fixed assets by geographic region:

	December 31,	December 31,
	2015	2015

United States	$28,849	$32,373
United Kingdom	29,515	8,140
Total	$58,364	$40,513